INCOME TAXES (Components of the Income Tax Expense (Recovery)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Current:
Current income tax expense	$ 434	$ 658
Deferred:
Deferred income tax expense	1,841	59
Income tax expense (recovery)	$ 2,275	$ 717